INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

The Group is subject to different income tax rates in various countries and jurisdictions under laws and relevant interpretations depending on the place of formation. The Group’s principal operations and geographic markets are in PRC mainland.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment. Jizhu Information and Technology (Shanghai) Co., Ltd. (“Jizhu Shanghai”), which formerly known as Mengguang Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC. Jizhu Shanghai was certified as a high and new technology enterprise in November 2018, December 2021 and December 2024, and accordingly was entitled to a reduced tax rate of 15% for the years from 2018 to 2026. Huazhu Cloud (Shanghai) Information and Technology Co., Ltd. (“Huazhu Cloud”) (formerly known as H-World Information and Technology Co., Ltd.) was certified as high and new tech enterprise in December 2019, December 2022 and December 2025, and accordingly was entitled to a reduced tax rate of 15% for the years from 2019 to 2027.

Pursuant to the relevant regulations applicable to small and micro businesses, several PRC subsidiaries enjoy a preferential tax rate of 20% with a discount to taxable income. From January 1, 2022 to December 31, 2022, for taxable income less than RMB 1, 87.5% of the taxable income would be exempted in tax computation, and for taxable income over RMB1 but less than RMB3, the discount would be 75%. From January 1, 2023 to December 31, 2027, for taxable income less than RMB3, 75% of the taxable income would be exempted in tax computation. Entities qualified as small and micro businesses shall be engaged in industries not restricted or prohibited by the state, who also meet all three following conditions: annual taxable income does not exceed RMB3, no more than 300 employees, and the total assets does not exceed RMB50.

Under the current tax laws in Germany, companies are subject to income tax at a standard rate of 15% (15.825% including solidarity surcharge), plus municipal trade tax of 7%-21%. In other major jurisdictions, including Austria, Netherlands and Belgium, the Group is subject to a range from 9% to 25% of the statutory income tax rate, respectively. The income tax rates in other countries and jurisdictions are of little effect on the financial statements due to relative small in size of operation.

Income before income taxes consists of:

Year Ended December 31,
2025
PRC Mainland	7,134
Germany	52
Others	116
Total	7,302

Income before income taxes of prior years consists of:

	Years Ended December 31,
	2023	2024
PRC Mainland, Hong Kong and Taiwan	5,833	5,414
Germany	(463)	(857)
Others	(21)	248
Total	5,349	4,805

Income tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2023	2024	2025
Current Tax	1,175	1,549	2,014
Deferred Tax	29	113	147
Total	1,204	1,662	2,161

A reconciliation between the effective income tax rate and the PRC Mainland statutory income tax rate after the adoption of ASU 2023-09 is as follows:

	Year Ended December 31,
	2025
	Amount	Percent
Tax at PRC Mainland statutory tax rate	1,825	25.00%
Foreign Tax Effects
Hong Kong
Statutory tax rate difference	(214)	(2.93)%
Germany
Changes in Valuation Allowance	(139)	(1.91)%
Effect of tax rate adjustment	131	1.79%
Other	24	0.33%
Other foreign jurisdictions	70	0.96%
Effect of cross-border tax laws
Withholding Tax	313	4.29%
Research and development expenses super deduction	(84)	(1.15)%
Valuation allowance	131	1.80%
Nontaxable or nondeductible items
Share based compensation	105	1.44%
Other nontaxable nondeductible items	4	0.06%
Other	(5)	(0.08)%
Effective tax rate	2,161	29.60%

A reconciliation between the effective income tax rate and the PRC Mainland statutory income tax rate for years prior to the adoption of ASU 2023-09 is as follows:

	Years Ended December 31,
	2023	2024
PRC Mainland statutory tax rate	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	2%	4%
Effect of different tax rate of group entities operating in other jurisdictions	(4)%	(2)%
Effect of change in valuation allowance	(0)%	1%
Effect of tax holiday	(1)%	(1)%
Effect of cash dividends	1%	8%
Effective tax rate	23%	35%

The amounts of income taxes paid by the Company were as follows:

Year Ended December 31,
2025
PRC Mainland	1,631
Foreign	1
Income taxes, net of amounts refunded	1,632

The aggregate amount and per share effect of the tax credits are as follows:

	Years Ended December 31,
	2023	2024	2025
Aggregate amount	60	47	98
Per share effect—basic	0.02	0.02	0.03
Per share effect—diluted	0.02	0.02	0.03

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
Deferred tax assets:
Net loss carryforward	1,091	1,105
Deferred revenue	562	674
Long-term assets	485	377
Bad debt provision	80	92
Accrued payroll	110	97
Others	121	150
Valuation allowance	(718)	(655)
Total deferred tax assets, net of valuation allowance	1,731	1,840
Deferred tax liabilities:
Fair value adjustment for building, land use rights and identified intangible assets due to acquisition	1,405	1,548
Withholding tax	191	322
Total deferred tax liabilities	1,596	1,870
Net deferred tax assets (liabilities)	135	(30)
Analysis as:
Deferred tax assets	1,054	1,157
Deferred tax liabilities	919	1,187
Net deferred tax assets (liabilities)	135	(30)

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	(731)	(675)	(718)
Provided	(145)	(271)	(28)
Reversed	165	177	17
Written off	36	51	74
Balance at the end of the year	(675)	(718)	(655)

As of December 31, 2025, the Group’s PRC subsidiaries had tax loss carryforwards of RMB1,734, which will expire between 2026 and 2030 if not used. Companies under Legacy DH had tax loss carry forwards of RMB2,720, which can be offset in the future without anytime restriction.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2024 and 2025, the Group had recorded liabilities for uncertain tax benefit of approximately RMB85 and RMB90 mainly associated with the interests on intercompany loans and other permanent differences related to Corporate Income and Trade Taxes, respectively. No interest or penalty expense was recorded for the years ended December 31, 2023, 2024 and 2025. In 2026, the Group will decrease its income tax liability by RMB0.2 for unrecognized tax benefits previously recorded in 2016 as the statute of limitations for the tax liabilities of certain tax positions will expire under the PRC Tax Administration and Collection Law.

	Years Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	65	67	85
Addition for tax positions	2	18	5
Balance at the end of the year	67	85	90

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. If there is a favorable tax treaty between PRC Mainland and the jurisdiction of the foreign holding company, the income tax rate may be reduced. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between PRC Mainland and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends and holds more than 25% of the PRC company. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. To facilitate this dividend distribution and meet the oversea treasury demand, certain amount of dividends from the Group’s PRC subsidiaries to its oversea subsidiaries was planned. In 2023, the Group revised its dividend policy that it may make a dividend distribution every year up to 45% of its current year net income starting from 2023. PRC dividend withholding tax of RMB75 was accrued as of December 31, 2023. In 2024, the Group announced an amended three - year dividend policy that, the board of directors has the sole discretion to declare and distribute ordinary dividends semi - annually, the aggregate amount of which for each financial year shall be no less than 60% of the Group’s net income in such financial year.

As of December 31, 2025, the Group has accrued a total of RMB322 in PRC dividend withholding tax on undistributed earnings, which the Group plans to distribute from PRC subsidiaries to its oversea subsidiaries. Other than these planned dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of PRC subsidiaries, of which, no provision for PRC dividend withholding tax has been accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB0.1 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from inception to 2025.

According to the German General Fiscal Code, the statute of limitations for the assessment and collection of taxes is four years. The four-year period usually starts at the end of the year in which the tax return is filed. If no tax return is filed, the statute of limitations starts with the end of the third year following the year in which the tax arose. Extended limitations of 5 and 10 years will apply in the event of tax evasion or tax fraud. The statute of limitations may be suspended for a variety of reasons, for example, appeal of assessment by taxpayers, announcement or start of a tax audit, obvious mistake in tax assessment, etc.

The Organisation for Economic Co-operation and Development (OECD) developed a Global Anti-Base Erosion Rules (Pillar Two) to ensure a 15% global minimum tax paid by large multinational enterprises with consolidated revenue over EUR 750 million. In December 2022, the EU Minimum Tax Directive entered into force and led to member states to enact legislation to implement Pillar Two rules effective for fiscal years starting on or after December 31,2023.

On 1 January 2025, Singapore’s Multinational Enterprise Top - up Tax Act came into effect. Hong Kong, China, gazetted the Inland Revenue (Amendment) (Minimum Tax for Multinational Enterprise Groups) Bill 2024 on 27 December 2024, which will come into operation for financial years commencing on or after 1 January 2025.

Some other major jurisdictions have either enacted certain parts of the Pillar Two rules or begun the process of enacting such rules, with varying effective dates.

Based on current enacted legislation effective in 2025, group’s structure and assessment, the Group does not expect Pillar Two to have a material impact on the effective tax rate, consolidation results of operation, financial position, and cash flows in near term. The Group will continue to closely monitor Pillar Two global implementation process and executive the assessment.